MET INVESTORS SERIES TRUST

SUPPLEMENT DATED AUGUST 21, 2012

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2012, AS AMENDED JUNE 6, 2012

LORD ABBETT MID CAP VALUE PORTFOLIO

In the section entitled “Appendix A – Summary of Investment Strategies,” the information pertaining to the Lord Abbett Mid Cap Value Portfolio’s (the “Portfolio”) investments in Real Estate Investments has been amended. Accordingly, the table on page A-7 of Appendix A is deleted in its entirety and replaced with the following:

	Money Market Securities	Mortgage- Backed Securities	Mortgage Dollar Roll Transactions	Municipal Fixed Income Securities	Options and Futures Strategies(14)	Other Investment Companies	Preferred Stocks	Real Estate Investments	Repurchase Agreements	Reverse Repurchase Agreements
Lord Abbett Bond Debenture	Y	Y	Y	Y	Y-5%	Y	Y	Y-5%	Y	Y
Lord Abbett Mid Cap Value	Y	N	N	N	Y-5%	Y	Y	Y	Y	Y
MFS® Emerging Markets Equity	Y	Y	N	N	Y-10%	Y	Y	Y-5%	Y	N
MFS® Research International	Y	Y	N	N	Y-10%	Y	Y	Y-5%	Y	N
MetLife Balanced Plus Portfolio	Y	Y	Y	Y	Y	Y	Y	N	Y	Y
Morgan Stanley Mid Cap Growth	Y	N	N	N	Y-5%	Y	Y-10%	Y-10%	Y	Y
PIMCO Inflation Protected Bond	Y	Y	Y	Y	Y	Y	Y-10%	Y	Y	Y
PIMCO Total Return	Y	Y	Y	Y	Y	Y	Y-10%	Y	Y	Y
Pioneer Fund	Y	Y	N	Y	Y	Y	Y	Y-20%	Y	N
Pioneer Strategic Income	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Pyramis® Government Income	Y	Y	Y-70%	Y-5%	Y-25%	Y	N	N	Y	Y-35%
RCM Technology	Y	N	N	N	Y	Y	Y	Y-5%	Y	Y
Rainier Large Cap Equity	Y	N	N	N	Y-5%	N	Y	Y-5%	Y	N
SSgA Growth ETF	Y	N	N	N	N	Y	N	N	Y	N
SSgA Growth and Income ETF	Y	N	N	N	N	Y	N	N	Y	N
T. Rowe Price Large Cap Value	Y	N	N	N	Y	Y	Y	N	N	N
T. Rowe Price Mid Cap Growth	Y	Y-10%	N	N	Y-5%	Y	Y	Y-10%	Y	N
Met/Templeton Growth	Y	N	N	N	Y-5%	N	Y	Y-5%	Y	N